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                                                        OMB Number: 3235-0578
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/09

Item 1.  Schedule of Investments.

                          AIM CAPITAL DEVELOPMENT FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             CDV-QTR-1 07/09            Invesco Aim Advisors, Inc.

AIM CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.95%

AEROSPACE & DEFENSE--0.94%

Goodrich Corp.                                       168,123   $     8,634,797
==============================================================================

AIR FREIGHT & LOGISTICS--0.91%

C.H. Robinson Worldwide, Inc.                        153,805         8,386,987
==============================================================================

APPAREL RETAIL--3.02%

Aeropostale, Inc. (b)                                239,964         8,734,690
------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                      568,603         8,182,197
------------------------------------------------------------------------------
Ross Stores, Inc.                                    246,950        10,888,025
==============================================================================
                                                                    27,804,912
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.99%

Carter's, Inc. (b)                                   236,155         6,692,633
------------------------------------------------------------------------------
Coach, Inc.                                          334,997         9,912,561
------------------------------------------------------------------------------
Hanesbrands, Inc. (b)                                549,838        10,941,776
==============================================================================
                                                                    27,546,970
==============================================================================

APPLICATION SOFTWARE--3.51%

Adobe Systems Inc. (b)                               301,523         9,775,376
------------------------------------------------------------------------------
Autodesk, Inc. (b)                                   431,732         9,416,075
------------------------------------------------------------------------------
Solera Holdings Inc. (b)                             487,668        13,132,899
==============================================================================
                                                                    32,324,350
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.74%

Affiliated Managers Group, Inc. (b)                  214,255        14,145,115
------------------------------------------------------------------------------
Northern Trust Corp.                                 153,556         9,184,185
------------------------------------------------------------------------------
State Street Corp.                                   220,701        11,101,260
==============================================================================
                                                                    34,430,560
==============================================================================

AUTOMOTIVE RETAIL--0.51%

Advance Auto Parts, Inc.                             101,489         4,691,836
==============================================================================

BIOTECHNOLOGY--0.68%

United Therapeutics Corp. (b)                         67,367         6,239,532
==============================================================================

CASINOS & GAMING--0.90%

Scientific Games Corp. -Class A (b)                  459,482         8,279,866
==============================================================================

COAL & CONSUMABLE FUELS--0.43%

CONSOL Energy Inc.                                   112,327         3,990,978
==============================================================================

COMMUNICATIONS EQUIPMENT--0.21%

3Com Corp. (b)                                       503,988         1,900,035
==============================================================================

Lantronix Inc.-Wts., expiring 02/09/11(c)              7,454                 0
==============================================================================
                                                                     1,900,035
==============================================================================

COMPUTER & ELECTRONICS RETAIL--1.02%

Best Buy Co., Inc.                                   250,428         9,358,494
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--3.36%

NetApp, Inc. (b)                                     501,000   $    11,252,460
------------------------------------------------------------------------------
QLogic Corp. (b)                                     807,597        10,539,141
------------------------------------------------------------------------------
Western Digital Corp. (b)                            303,272         9,173,978
==============================================================================
                                                                    30,965,579
==============================================================================
CONSTRUCTION & ENGINEERING--0.84%

Quanta Services, Inc. (b)                            138,779         3,234,938
------------------------------------------------------------------------------
Shaw Group Inc. (The) (b)                            151,529         4,461,014
==============================================================================
                                                                     7,695,952
==============================================================================

CONSUMER FINANCE--1.43%

Discover Financial Services                        1,108,766        13,172,140
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.64%

Alliance Data Systems Corp. (b)(d)                   211,620        10,792,620
------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (b)                 143,277         4,288,281
==============================================================================
                                                                    15,080,901
==============================================================================

DEPARTMENT STORES--1.11%

Nordstrom, Inc. (d)                                  386,619        10,222,206
==============================================================================

DISTRIBUTORS--1.06%

LKQ Corp. (b)                                        545,617         9,788,369
==============================================================================

DIVERSIFIED METALS & MINING--2.85%

Freeport-McMoRan Copper & Gold Inc.                  163,718         9,872,196
------------------------------------------------------------------------------
Southern Copper Corp. (Peru)(d)                      414,907        10,688,004
------------------------------------------------------------------------------
Walter Energy, Inc.                                  114,795         5,666,281
==============================================================================
                                                                    26,226,481
==============================================================================

DIVERSIFIED SUPPORT SERVICES--1.25%

Copart, Inc. (b)                                     324,984        11,475,185
==============================================================================

EDUCATION SERVICES--2.99%

Apollo Group, Inc. -Class A (b)                      140,603         9,707,231
------------------------------------------------------------------------------
Capella Education Co. (b)                            136,717         8,799,106
------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                    93,038         9,057,250
==============================================================================
                                                                    27,563,587
==============================================================================

ELECTRONIC COMPONENTS--0.90%

Amphenol Corp. -Class A                              247,615         8,257,960
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.53%

Republic Services, Inc.                              531,597        14,140,480
==============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.69%

Potash Corp. of Saskatchewan Inc. (Canada)            68,711         6,390,810
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.87%

Family Dollar Stores, Inc.                           254,874   $     8,008,141
==============================================================================

HEALTH CARE DISTRIBUTORS--0.60%

McKesson Corp.                                       108,821         5,566,194
==============================================================================

HEALTH CARE EQUIPMENT--1.53%

Covidien PLC  (Ireland)                              251,080         9,493,335
------------------------------------------------------------------------------
ResMed Inc.-CDI (b)                                1,111,978         4,593,708
==============================================================================
                                                                    14,087,043
==============================================================================
HEALTH CARE FACILITIES--1.90%

Psychiatric Solutions, Inc. (b)                      345,173         9,326,574
------------------------------------------------------------------------------
VCA Antech, Inc. (b)                                 320,701         8,203,532
==============================================================================
                                                                    17,530,106
==============================================================================

HEALTH CARE SERVICES--2.89%

Express Scripts, Inc. (b)                            155,006        10,856,620
------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA -ADR
  (Germany)                                          208,183         9,553,518
------------------------------------------------------------------------------
Omnicare, Inc.                                       259,944         6,204,863
==============================================================================
                                                                    26,615,001
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.84%

Activision Blizzard, Inc. (b)                        675,885         7,738,883
==============================================================================

HOTELS, RESORTS & CRUISE LINES--0.42%

Marriott International, Inc.-Class A                 181,844         3,916,910
==============================================================================

HOUSEHOLD APPLIANCES--1.14%

Stanley Works (The)                                  262,599        10,543,350
==============================================================================

HOUSEHOLD PRODUCTS--1.63%

Church & Dwight Co., Inc.                             85,489         5,042,141
------------------------------------------------------------------------------
Energizer Holdings, Inc. (b)                         155,252         9,945,443
==============================================================================
                                                                    14,987,584
==============================================================================

HOUSEWARES & SPECIALTIES--1.57%

Jarden Corp. (b)                                     587,651        14,485,597
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.05%

Robert Half International, Inc.                      390,112         9,670,876
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--1.27%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $12,297,138)(b)(e)                                 878,367         4,831,019
------------------------------------------------------------------------------
NRG Energy, Inc. (b)                                 252,915         6,881,817
==============================================================================
                                                                    11,712,836
==============================================================================

INDUSTRIAL MACHINERY--0.51%

Graco Inc.                                           190,427         4,711,164
==============================================================================

INTERNET SOFTWARE & SERVICES--0.31%

Akamai Technologies, Inc. (b)                        174,747         2,872,841
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--2.46%

Lazard Ltd.-Class A                                  269,350   $     9,963,256
------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                      685,718        12,713,212
==============================================================================
                                                                    22,676,468
==============================================================================

INVESTMENT COMPANIES -- EXCHANGE TRADED
  FUNDS--1.07%

iShares Nasdaq Biotechnology Index Fund              125,001         9,843,829
==============================================================================

IT CONSULTING & OTHER SERVICES--1.90%

Amdocs Ltd. (b)                                      152,446         3,646,509
------------------------------------------------------------------------------
Cognizant Technology Solutions
  Corp. -Class A (b)                                 467,031        13,819,447
==============================================================================
                                                                    17,465,956
==============================================================================

LIFE & HEALTH INSURANCE--1.02%

Aflac, Inc.                                          249,410         9,442,663
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--2.12%

Illumina, Inc. (b)                                   112,116         4,051,872
------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.             288,920         6,000,869
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (b)                   209,996         9,508,619
==============================================================================
                                                                    19,561,360
==============================================================================

MANAGED HEALTH CARE--0.74%

Aetna Inc.                                           178,757         4,821,076
------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05--02/21/06;
  Cost $13,947,028)(b)(e)                          1,014,837         2,029,674
==============================================================================
                                                                     6,850,750
==============================================================================

MARINE--0.55%

Genco Shipping & Trading Ltd. (d)                    213,396         5,102,298
==============================================================================

METAL & GLASS CONTAINERS--1.96%

Crown Holdings, Inc. (b)                             334,525         8,396,578
------------------------------------------------------------------------------
Pactiv Corp. (b)                                     385,229         9,700,066
==============================================================================
                                                                    18,096,644
==============================================================================

MORTGAGE REIT'S--0.28%

MFA Financial, Inc.                                  349,275         2,584,635
==============================================================================

OIL & GAS DRILLING--1.08%

Noble Corp.                                          293,514         9,938,384
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--3.26%

Baker Hughes Inc.                                    225,099         9,116,510
------------------------------------------------------------------------------
BJ Services Co.                                      313,045         4,438,978
------------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)                  99,010         8,510,900
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                   422,694         7,929,739
==============================================================================
                                                                    29,996,127
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--4.09%

Continental Resources, Inc. (b)                      435,833   $    14,744,230
------------------------------------------------------------------------------
Range Resources Corp.                                252,388        11,713,327
------------------------------------------------------------------------------
Southwestern Energy Co. (b)                          270,727        11,216,220
==============================================================================
                                                                    37,673,777
==============================================================================

PERSONAL PRODUCTS--1.00%

Estee Lauder Cos. Inc. (The)-Class A                 253,107         9,223,219
==============================================================================

PHARMACEUTICALS--0.53%

Shire PLC -ADR (United Kingdom)                      108,400         4,857,404
==============================================================================

REAL ESTATE SERVICES--0.51%

Jones Lang LaSalle Inc.                              124,276         4,717,517
==============================================================================

RESEARCH & CONSULTING SERVICES--2.11%

Equifax Inc.                                         319,030         8,310,731
------------------------------------------------------------------------------
HIS Inc. -Class A (b)                                222,872        11,130,228
==============================================================================
                                                                    19,440,959
==============================================================================

SECURITY & ALARM SERVICES--1.36%

Corrections Corp. of America (b)                     725,963        12,530,121
==============================================================================

SEMICONDUCTOR EQUIPMENT--3.70%

ASML Holding N.V. -New York Shares
  (Netherlands)                                      439,957        11,443,282
------------------------------------------------------------------------------
KLA-Tencor Corp.                                     402,037        12,816,940
------------------------------------------------------------------------------
Lam Research Corp. (b)                               328,323         9,869,389
==============================================================================
                                                                    34,129,611
==============================================================================

SEMICONDUCTORS--2.97%

Altera Corp.                                         505,443         9,446,730
------------------------------------------------------------------------------
Marvell Technology Group Ltd. (b)                    681,345         9,089,142
------------------------------------------------------------------------------
ON Semiconductor Corp. (b)                         1,211,757         8,845,826
==============================================================================
                                                                    27,381,698
==============================================================================

SPECIALTY CHEMICALS--0.55%

Albemarle Corp.                                      170,758         5,073,220
==============================================================================

STEEL--0.48%

Nucor Corp.                                           99,581         4,428,367
==============================================================================

SYSTEMS SOFTWARE--2.44%

Check Point Software Technologies Ltd.
  (Israel)(b)                                        501,283        13,379,243
------------------------------------------------------------------------------
McAfee Inc. (b)                                      203,218         9,059,459
==============================================================================
                                                                    22,438,702
==============================================================================

TIRES & RUBBER--1.33%

Goodyear Tire & Rubber Co. (The) (b)                 717,844        12,217,705
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--1.96%

Fastenal Co. (d)                                     233,398         8,301,967
------------------------------------------------------------------------------
W.W. Grainger, Inc.                                  108,648         9,768,542
==============================================================================
                                                                    18,070,509
==============================================================================

TRUCKING--3.20%

Con-way Inc.                                         280,052        12,756,369
------------------------------------------------------------------------------
Heartland Express, Inc.                              578,051         8,901,985
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
TRUCKING--(CONTINUED)

J.B. Hunt Transport Services, Inc.                   278,937   $     7,796,289
==============================================================================
                                                                    29,454,643
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.24%

American Tower Corp. -Class A (b)                    335,261        11,429,047
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $780,660,858)                                911,641,106
==============================================================================

MONEY MARKET FUNDS--0.53%

Liquid Assets Portfolio -Institutional
  Class (f)                                        2,442,608         2,442,608
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (f)          2,442,608         2,442,608
==============================================================================
    Total Money Market Funds
      (Cost $4,885,216)                                              4,885,216
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral
  from securities on loan)--99.48%
  (Cost $785,546,074)                                              916,526,322
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--2.92%

Liquid Assets Portfolio-Institutional Class
  (Cost $26,874,783)(f)(g)                        26,874,783        26,874,783
------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.40%
  (Cost $812,420,857)                                              943,401,105
==============================================================================
OTHER ASSETS LESS LIABILITIES--(2.40)%                             (22,105,710)
==============================================================================
NET ASSETS--100.00%                                            $   921,295,395
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
CDI  -- Chess Depositary Instruments
REIT -- Real Estate Investment Trust
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  Non-income producing security acquired through a corporate action.

(d)  All or a portion of this security was out on loan at July 31, 2009.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $6,860,693, which represented 0.74% of the Fund's Net Assets.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM CAPITAL DEVELOPMENT FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM CAPITAL DEVELOPMENT FUND
     recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                    LEVEL 1     LEVEL 2     LEVEL 3        TOTAL
-----------------------------------------------------------------------------------
Equity Securities                $936,540,413     $--     $6,860,692   $943,401,105
___________________________________________________________________________________
===================================================================================

AIM CAPITAL DEVELOPMENT FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $623,708,145 and $704,958,996 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   159,641,927
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (38,822,222)
========================================================================================
Net unrealized appreciation of investment securities                     $   120,819,705
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $822,581,400.

                                AIM CHARTER FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             CHT-QTR-1 07/09            Invesco Aim Advisors, Inc.

AIM CHARTER FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--84.63%

AEROSPACE & DEFENSE--2.85%

Lockheed Martin Corp.                                392,727   $    29,360,271
------------------------------------------------------------------------------
Northrop Grumman Corp.                               884,954        39,451,249
------------------------------------------------------------------------------
United Technologies Corp.                          1,125,000        61,278,750
==============================================================================
                                                                   130,090,270
==============================================================================

AIR FREIGHT & LOGISTICS--0.97%

United Parcel Service, Inc. -Class B                 823,714        44,258,153
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.46%

Legg Mason, Inc.                                   2,363,833        66,518,261
==============================================================================

BIOTECHNOLOGY--0.90%

Amgen Inc. (b)                                       131,154         8,172,206
------------------------------------------------------------------------------
Genzyme Corp. (b)                                    631,090        32,747,260
==============================================================================
                                                                    40,919,466
==============================================================================

CABLE & SATELLITE--2.18%

Comcast Corp. -Class A                             6,698,414        99,538,432
==============================================================================

COMMUNICATIONS EQUIPMENT--5.66%

Cisco Systems, Inc. (b)                            3,323,692        73,154,461
------------------------------------------------------------------------------
Motorola, Inc.                                    11,928,510        85,408,131
------------------------------------------------------------------------------
Nokia Corp. -ADR (Finland)                         7,439,841        99,247,479
==============================================================================
                                                                   257,810,071
==============================================================================

COMPUTER HARDWARE--1.30%

Fujitsu Ltd. (Japan)(c)                            8,952,000        59,089,128
==============================================================================

COMPUTER STORAGE & PERIPHERALS--1.11%

EMC Corp. (b)                                      3,344,239        50,364,239
==============================================================================

CONSUMER FINANCE--2.06%

American Express Co.                               3,311,061        93,802,358
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.73%

Automatic Data Processing, Inc.                    2,116,082        78,824,055
==============================================================================

DIVERSIFIED BANKS--1.73%

U.S. Bancorp                                       2,019,753        41,223,159
------------------------------------------------------------------------------
Wells Fargo & Co. (b)                              1,531,300        37,455,598
==============================================================================
                                                                    78,678,757
==============================================================================

DRUG RETAIL--2.19%

CVS Caremark Corp.                                 1,038,935        34,783,544
------------------------------------------------------------------------------
Walgreen Co.                                       2,098,805        65,167,895
==============================================================================
                                                                    99,951,439
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.96%

Agilent Technologies, Inc. (b)                     3,842,093        89,213,399
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--1.31%

Tyco Electronics Ltd. (Switzerland)                2,779,645   $    59,678,978
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.31%

Waste Management, Inc.                             2,126,222        59,768,100
==============================================================================

FOOD RETAIL--1.25%

Kroger Co. (The)                                   2,664,425        56,965,407
==============================================================================

HEALTH CARE EQUIPMENT--4.14%

Baxter International Inc.                            618,290        34,853,007
------------------------------------------------------------------------------
Covidien PLC (Ireland)                             1,585,595        59,951,347
------------------------------------------------------------------------------
Medtronic, Inc.                                    2,651,075        93,901,077
==============================================================================
                                                                   188,705,431
==============================================================================

HEALTH CARE SUPPLIES--1.73%

Alcon, Inc.                                          619,157        79,004,433
==============================================================================

HYPERMARKETS & SUPER CENTERS--1.52%

Wal-Mart Stores, Inc.                              1,390,752        69,370,710
==============================================================================

INDUSTRIAL CONGLOMERATES--5.65%

3M Co.                                             1,475,114       104,025,039
------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V. (Netherlands)                               2,239,019        51,058,840
------------------------------------------------------------------------------
Tyco International Ltd.                            3,392,341       102,516,545
==============================================================================
                                                                   257,600,424
==============================================================================

INDUSTRIAL GASES--1.22%

Air Products and Chemicals, Inc.                     747,756        55,782,598
==============================================================================

INDUSTRIAL MACHINERY--1.07%

Danaher Corp.                                        794,515        48,656,099
==============================================================================

INSURANCE BROKERS--0.76%

Marsh & McLennan Cos., Inc.                        1,692,015        34,550,946
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--0.78%

AT&T Inc.                                          1,362,200        35,730,506
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--1.48%

Thermo Fisher Scientific, Inc. (b)                 1,489,497        67,444,424
==============================================================================

MANAGED HEALTH CARE--1.36%

WellPoint Inc. (b)                                 1,180,000        62,115,200
==============================================================================

OFFICE ELECTRONICS--0.93%

Xerox Corp.                                        5,156,013        42,227,747
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--2.91%

Baker Hughes Inc.                                  1,193,543        48,338,492
------------------------------------------------------------------------------
BJ Services Co.                                    4,184,511        59,336,366
------------------------------------------------------------------------------
Tenaris S.A. -ADR (Argentina)                        821,272        24,900,967
==============================================================================
                                                                   132,575,825
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHARTER FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--4.03%

Apache Corp.                                         617,898   $    51,872,537
------------------------------------------------------------------------------
Chesapeake Energy Corp.                            1,109,835        23,794,862
------------------------------------------------------------------------------
EOG Resources, Inc.                                  681,767        50,471,211
------------------------------------------------------------------------------
XTO Energy, Inc.                                   1,432,082        57,612,659
==============================================================================
                                                                   183,751,269
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.83%

Williams Cos., Inc. (The)                          2,261,380        37,742,432
==============================================================================

PACKAGED FOODS & MEATS--2.50%

Cadbury PLC (United Kingdom)                      11,545,331       113,969,423
==============================================================================

PERSONAL PRODUCTS--1.16%

Avon Products, Inc.                                1,626,504        52,666,200
==============================================================================

PHARMACEUTICALS--7.59%

Allergan, Inc.                                     1,290,376        68,944,790
------------------------------------------------------------------------------
Johnson & Johnson                                    661,901        40,303,152
------------------------------------------------------------------------------
Pfizer Inc.                                        1,133,871        18,062,565
------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                       468,720        73,904,034
------------------------------------------------------------------------------
Schering-Plough Corp.                              2,302,914        61,050,250
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.
  -ADR (Israel)                                    1,342,930        71,631,886
------------------------------------------------------------------------------
Wyeth                                                262,709        12,229,104
==============================================================================
                                                                   346,125,781
==============================================================================

PROPERTY & CASUALTY INSURANCE--4.86%

Berkshire Hathaway Inc. -Class A (b)                   1,008        97,776,000
------------------------------------------------------------------------------
Progressive Corp. (The) (b)                        7,942,435       123,743,137
==============================================================================
                                                                   221,519,137
==============================================================================

RAILROADS--0.89%

Union Pacific Corp.                                  703,146        40,444,958
==============================================================================

REGIONAL BANKS--0.74%

PNC Financial Services Group, Inc.                   923,996        33,873,693
==============================================================================

SEMICONDUCTORS--2.59%

Intel Corp.                                        3,200,495        61,609,529
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd. (Taiwan)                                   31,562,019        56,663,962
==============================================================================
                                                                   118,273,491
==============================================================================

SYSTEMS SOFTWARE--4.46%

Microsoft Corp.                                    4,313,381       101,450,721
------------------------------------------------------------------------------
Symantec Corp. (b)                                 6,831,160       101,989,219
==============================================================================
                                                                   203,439,940
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.46%

Vodafone Group PLC (United Kingdom)               32,553,055        66,716,122
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $4,120,146,148)                                      3,857,757,302
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PREFERRED STOCKS--0.59%

HOUSEHOLD PRODUCTS--0.59%

Henkel AG & Co. KGaA -Pfd. (Germany)
  (Cost $39,614,821)                                 735,000   $    27,027,149
==============================================================================

MONEY MARKET FUNDS--14.97%

Liquid Assets Portfolio-Institutional
  Class (d)                                      341,052,938       341,052,938
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)        341,052,938       341,052,938
==============================================================================
    Total Money Market Funds
      (Cost $682,105,876)                                          682,105,876
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)--100.19%
  (Cost $4,841,866,845)                                          4,566,890,327
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN MONEY MARKET
  FUNDS--0.00%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $41,100)(d)(e)                                41,100            41,100
==============================================================================
TOTAL INVESTMENTS--100.19%
   (Cost $4,841,907,945)                                         4,566,931,427
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.19)%                              (8,733,247)
==============================================================================
NET ASSETS--100.00%                                            $ 4,558,198,180
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at July 31, 2009.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHARTER FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM CHARTER FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the

AIM CHARTER FUND
     terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                           LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
-------------------------------------------------------------------------------
Equity Securities      $4,357,435,066   $209,496,361     $--     $4,566,931,427
-------------------------------------------------------------------------------
Other Investments*                 --     (1,416,078)     --         (1,416,078)
===============================================================================
  Total Investments     4,357,435,066    208,080,283      --      4,565,515,349
_______________________________________________________________________________
===============================================================================

* Other investments include open foreign currency contracts which are included at unrealized appreciation/(depreciation).

NOTE 3--FOREIGN CURRENCY CONTRACTS AT PERIOD-END

                        OPEN FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------
                         CONTRACT TO                               UNREALIZED
SETTLEMENT   -----------------------------------                  APPRECIATION
  DATE            DELIVER            RECEIVE          VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
 09/04/09    GBP   54,100,000   USD   88,939,443   $90,355,521    $(1,416,078)
_______________________________________________________________________________
===============================================================================

CURRENCY ABBREVIATIONS:

GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

AIM CHARTER FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $1,007,080,743 and $912,051,810, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   402,688,393
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (686,910,518)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (284,222,125)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $4,851,153,552.

                              AIM CONSTELLATION FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              CST-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--94.89%

AEROSPACE & DEFENSE--7.49%

General Dynamics Corp.                               223,616   $    12,386,090
------------------------------------------------------------------------------
Goodrich Corp.                                       259,247        13,314,926
------------------------------------------------------------------------------
Honeywell International Inc.                         924,213        32,070,191
------------------------------------------------------------------------------
Lockheed Martin Corp.                                532,240        39,790,262
------------------------------------------------------------------------------
Raytheon Co.                                       1,217,262        57,150,451
------------------------------------------------------------------------------
Rockwell Collins, Inc.                               404,130        17,054,286
------------------------------------------------------------------------------
United Technologies Corp.                          1,066,336        58,083,322
==============================================================================
                                                                   229,849,528
==============================================================================

AIR FREIGHT & LOGISTICS--0.49%

Expeditors International of Washington,
  Inc.                                               443,244        15,039,269
==============================================================================

APPAREL RETAIL--1.48%

Aeropostale, Inc. (b)                                164,045         5,971,238
------------------------------------------------------------------------------
Gap, Inc. (The)                                    2,425,699        39,587,408
==============================================================================
                                                                    45,558,646
==============================================================================

APPLICATION SOFTWARE--2.19%

Adobe Systems Inc. (b)                             1,784,813        57,863,638
------------------------------------------------------------------------------
Intuit Inc. (b)                                      315,549         9,371,805
==============================================================================
                                                                    67,235,443
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.38%

T. Rowe Price Group Inc.                             249,856        11,670,774
==============================================================================

AUTO PARTS & EQUIPMENT--0.43%

Gentex Corp.                                         123,130         1,843,256
------------------------------------------------------------------------------
Johnson Controls, Inc.                               433,518        11,219,446
==============================================================================
                                                                    13,062,702
==============================================================================

BIOTECHNOLOGY--1.95%

Biogen Idec Inc. (b)                                 199,890         9,504,769
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                          1,031,145        50,453,925
==============================================================================
                                                                    59,958,694
==============================================================================

COMMUNICATIONS EQUIPMENT--6.10%

Cisco Systems, Inc. (b)                            2,037,876        44,853,651
------------------------------------------------------------------------------
QUALCOMM Inc.                                      1,390,401        64,250,430
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                1,030,602        78,325,752
==============================================================================
                                                                   187,429,833
==============================================================================

COMPUTER & ELECTRONICS RETAIL--0.52%

Best Buy Co., Inc.                                   422,873        15,802,764
==============================================================================

COMPUTER HARDWARE--3.99%

Apple Inc. (b)                                       345,731        56,488,988
------------------------------------------------------------------------------
Hewlett-Packard Co.                                  385,074        16,673,704
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMPUTER HARDWARE--(CONTINUED)

International Business Machines Corp.                418,701   $    49,377,409
==============================================================================
                                                                   122,540,101
==============================================================================

COMPUTER STORAGE & PERIPHERALS--0.25%

QLogic Corp. (b)                                     440,960         5,754,528
------------------------------------------------------------------------------
Synaptics Inc. (b)(c)                                 85,961         2,060,485
==============================================================================
                                                                     7,815,013
==============================================================================

CONSTRUCTION & ENGINEERING--0.61%

Fluor Corp.                                          354,408        18,712,742
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--
  2.72%

MasterCard, Inc. -Class A                            318,992        61,894,018
------------------------------------------------------------------------------
Visa Inc. -Class A                                   329,666        21,579,936
==============================================================================
                                                                    83,473,954
==============================================================================

DEPARTMENT STORES--2.44%

J.C. Penney Co., Inc.                                528,806        15,943,501
------------------------------------------------------------------------------
Kohl's Corp. (b)                                     797,257        38,706,827
------------------------------------------------------------------------------
Macy's, Inc.                                       1,459,021        20,294,982
==============================================================================
                                                                    74,945,310
==============================================================================

DIVERSIFIED METALS & MINING--0.80%

BHP Billiton Ltd. (Australia)                        409,701        12,913,501
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.                  193,785        11,685,236
==============================================================================
                                                                    24,598,737
==============================================================================

EDUCATION SERVICES--1.38%

Apollo Group, Inc. -Class A (b)                      612,446        42,283,272
==============================================================================

ELECTRONIC COMPONENTS--0.78%

Corning Inc.                                       1,405,637        23,895,829
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--0.56%

Tyco Electronics Ltd. (Switzerland)                  797,256        17,117,086
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--
  1.62%

Waste Management, Inc.                             1,773,166        49,843,696
==============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--
  0.96%

Monsanto Co.                                         278,869        23,424,996
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)            66,440         6,179,584
==============================================================================
                                                                    29,604,580
==============================================================================

FOOD RETAIL--2.01%

Kroger Co. (The)                                   2,890,534        61,799,617
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CONSTELLATION FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOOTWEAR--0.53%

NIKE, Inc. -Class B                                  285,079   $    16,146,875
==============================================================================

GAS UTILITIES--0.36%

EQT Corp.                                            285,056        10,940,449
==============================================================================

HEALTH CARE EQUIPMENT--7.20%

Baxter International Inc.                          1,806,600       101,838,042
------------------------------------------------------------------------------
Becton, Dickinson and Co.                            914,585        59,585,213
------------------------------------------------------------------------------
Medtronic, Inc.                                    1,373,960        48,665,663
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (b)                     309,634        10,920,791
==============================================================================
                                                                   221,009,709
==============================================================================

HEALTH CARE SERVICES--0.87%

Express Scripts, Inc. (b)                            231,850        16,238,774
------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)             155,830        10,470,218
==============================================================================
                                                                    26,708,992
==============================================================================

HOME IMPROVEMENT RETAIL--2.49%

Home Depot, Inc. (The)                             1,464,824        37,997,535
------------------------------------------------------------------------------
Lowe's Cos., Inc.                                  1,710,126        38,409,430
==============================================================================
                                                                    76,406,965
==============================================================================

HOMEFURNISHING RETAIL--0.37%

Bed Bath & Beyond Inc. (b)                           329,263        11,441,889
==============================================================================

HOUSEHOLD PRODUCTS--2.85%

Clorox Co. (The)                                     265,873        16,220,912
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                405,196        29,352,398
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           757,791        42,064,978
==============================================================================
                                                                    87,638,288
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--
  0.31%

Robert Half International, Inc.                      387,023         9,594,300
==============================================================================

HYPERMARKETS & SUPER CENTERS--2.02%

Costco Wholesale Corp.                               628,394        31,105,503
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                617,418        30,796,810
==============================================================================
                                                                    61,902,313
==============================================================================

INDUSTRIAL MACHINERY--0.20%

Valmont Industries, Inc.                              85,218         6,120,357
==============================================================================

INTEGRATED OIL & GAS--1.90%

Exxon Mobil Corp.                                    471,944        33,220,138
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           353,368        25,209,273
==============================================================================
                                                                    58,429,411
==============================================================================

INTERNET RETAIL--0.51%

Priceline.com Inc. (b)                               119,806        15,529,254
==============================================================================

INTERNET SOFTWARE & SERVICES--2.82%

Akamai Technologies, Inc. (b)                        303,062         4,982,339
------------------------------------------------------------------------------
eBay Inc. (b)                                        422,336         8,974,640
------------------------------------------------------------------------------
Google Inc. -Class A (b)                             145,216        64,337,949
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--(CONTINUED)

VeriSign, Inc. (b)                                   399,927   $     8,174,508
==============================================================================
                                                                    86,469,436
==============================================================================

INVESTMENT BANKING & BROKERAGE--0.72%

Charles Schwab Corp. (The)                         1,240,478        22,167,342
==============================================================================

IT CONSULTING & OTHER SERVICES--2.25%

Accenture Ltd. -Class A                              622,736        21,839,351
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                      603,300        14,430,936
------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.
  -Class A (b)                                     1,106,125        32,730,239
==============================================================================
                                                                    69,000,526
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--0.27%

Thermo Fisher Scientific, Inc. (b)                   184,702         8,363,307
==============================================================================

MANAGED HEALTH CARE--0.81%

UnitedHealth Group Inc.                              886,930        24,887,256
==============================================================================

OIL & GAS DRILLING--0.45%

Transocean Ltd. (b)                                  174,234        13,884,707
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.53%

Baker Hughes Inc.                                    280,471        11,359,076
------------------------------------------------------------------------------
Cameron International Corp. (b)                      493,633        15,416,159
------------------------------------------------------------------------------
Schlumberger Ltd.                                    191,938        10,268,683
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                   534,123        10,020,147
==============================================================================
                                                                    47,064,065
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.63%

Apache Corp.                                         176,141        14,787,037
------------------------------------------------------------------------------
Devon Energy Corp.                                   413,388        24,013,709
------------------------------------------------------------------------------
XTO Energy, Inc.                                     281,439        11,322,291
==============================================================================
                                                                    50,123,037
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--
  0.52%

JPMorgan Chase & Co.                                 413,256        15,972,344
==============================================================================

PACKAGED FOODS & MEATS--1.61%

General Mills, Inc.                                  395,496        23,298,669
------------------------------------------------------------------------------
Kellogg Co.                                          549,265        26,090,088
==============================================================================
                                                                    49,388,757
==============================================================================

PHARMACEUTICALS--4.83%

Abbott Laboratories                                1,277,547        57,476,839
------------------------------------------------------------------------------
Johnson & Johnson                                  1,285,695        78,285,969
------------------------------------------------------------------------------
Shire PLC (United Kingdom)                           834,857        12,449,687
==============================================================================
                                                                   148,212,495
==============================================================================

PROPERTY & CASUALTY INSURANCE--1.44%

ACE Ltd. (Switzerland)                               535,351        26,264,320
------------------------------------------------------------------------------

AIM CONSTELLATION FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)

Chubb Corp. (The)                                    390,494   $    18,033,013
==============================================================================
                                                                    44,297,333
==============================================================================

PUBLISHING--0.21%

Morningstar, Inc. (b)                                148,188         6,563,247
==============================================================================

RAILROADS--0.78%

Norfolk Southern Corp.                               271,637        11,748,300
------------------------------------------------------------------------------
Union Pacific Corp.                                  211,589        12,170,600
==============================================================================
                                                                    23,918,900
==============================================================================

RESTAURANTS--1.60%

Krispy Kreme Doughnuts Inc. -Wts.,
  expiring 03/02/12 (d)                               19,296             1,158
------------------------------------------------------------------------------
McDonald's Corp.                                     692,800        38,145,568
------------------------------------------------------------------------------
Yum! Brands, Inc.                                    313,701        11,123,837
==============================================================================
                                                                    49,270,563
==============================================================================

SEMICONDUCTOR EQUIPMENT--0.38%

ASML Holding N.V. (Netherlands)                     448,535         11,699,891
==============================================================================

SEMICONDUCTORS--3.92%

Altera Corp.                                       1,305,290        24,395,870
------------------------------------------------------------------------------
Intel Corp.                                        1,661,959        31,992,711
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd. -ADR (Taiwan)                               2,292,161        23,998,930
------------------------------------------------------------------------------
Texas Instruments Inc.                               686,485        16,509,964
------------------------------------------------------------------------------
Xilinx, Inc.                                       1,079,758        23,419,951
==============================================================================
                                                                   120,317,426
==============================================================================

SOFT DRINKS--2.71%

Coca-Cola Co. (The)                                  639,133        31,854,389
------------------------------------------------------------------------------
PepsiCo, Inc.                                        902,864        51,237,532
==============================================================================
                                                                    83,091,921
==============================================================================

SPECIALIZED FINANCE--1.38%

CME Group Inc.                                        80,687        22,497,956
------------------------------------------------------------------------------
IntercontinentalExchange Inc. (b)                    211,300        19,874,878
==============================================================================
                                                                    42,372,834
==============================================================================

SYSTEMS SOFTWARE--3.72%

Check Point Software Technologies Ltd.
  (Israel)(b)                                        940,103        25,091,349
------------------------------------------------------------------------------
McAfee Inc. (b)                                      293,680        13,092,254
------------------------------------------------------------------------------
Microsoft Corp.                                    3,228,363        75,931,098
==============================================================================
                                                                   114,114,701
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--0.53%

W.W. Grainger, Inc.                                  180,460        16,225,159
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.02%

KDDI Corp. (Japan)                                    11,754        62,150,257
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $2,809,196,620)                                      2,913,661,896
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.81%

Liquid Assets Portfolio-Institutional
  Class (e)                                       58,477,503   $    58,477,503
==============================================================================
Premier Portfolio-Institutional Class (e)         58,477,503        58,477,503
==============================================================================
    Total Money Market Funds
      (Cost $116,955,006)                                          116,955,006
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)--98.70%
  (Cost $2,926,151,626)                                          3,030,616,902
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--0.16%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $5,018,540) (e)(f)                         5,018,540         5,018,540
------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.86%                                        3,035,635,442
  (Cost $2,931,170,166)
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.14%                                34,909,961
==============================================================================
NET ASSETS--100.00%                                            $ 3,070,545,403
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non--income producing security.

(c)  All or a portion of this security was out on loan at July 31, 2009.

(d)  Non--income producing security acquired through a corporate action.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CONSTELLATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM CONSTELLATION FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM CONSTELLATION FUND
     recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        LEVEL 1        LEVEL 2     LEVEL 3        TOTAL
---------------------------------------------------------------------------
Equity Securities   $2,960,571,684   $75,063,758     $--     $3,035,635,442
___________________________________________________________________________
===========================================================================

AIM CONSTELLATION FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $1,859,792,843 and $2,222,349,240 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    288,128,701
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (186,904,506)
=========================================================================================
Net unrealized appreciation of investment securities                     $    101,224,195
_________________________________________________________________________________________
=========================================================================================
Cost of investments for tax purposes is $2,934,411,247.

                          AIM DIVERSIFIED DIVIDEND FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             DDI-QTR-1 07/09            Invesco Aim Advisors, Inc.

AIM DIVERSIFIED DIVIDEND FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS--95.03%

AEROSPACE & DEFENSE--1.16%

Raytheon Co.                                         314,377   $    14,760,000
==============================================================================

APPAREL RETAIL--1.06%

TJX Cos., Inc. (The)                                 373,429        13,529,333
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.61%

VF Corp.                                             119,077         7,703,091
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.93%

Bank of New York Mellon Corp.                         20,635           564,161
------------------------------------------------------------------------------
Blackstone Group L.P. (The)                          604,573         6,807,492
------------------------------------------------------------------------------
Federated Investors, Inc. -Class B                   625,782        16,226,527
------------------------------------------------------------------------------
State Street Corp.                                   524,325        26,373,548
==============================================================================
                                                                    49,971,728
==============================================================================

AUTO PARTS & EQUIPMENT--3.24%

Johnson Controls, Inc.                             1,591,941        41,199,433
==============================================================================

BREWERS--0.67%

Heineken N.V. (Netherlands)                          212,757         8,493,568
==============================================================================

BUILDING PRODUCTS--1.35%

Masco Corp.                                        1,230,043        17,134,499
==============================================================================

CASINOS & GAMING--2.34%

International Game Technology                      1,508,809        29,798,978
==============================================================================

COMPUTER HARDWARE--1.36%

Hewlett-Packard Co.                                  216,143         9,358,992
------------------------------------------------------------------------------
International Business Machines Corp.                 66,872         7,886,215
==============================================================================
                                                                    17,245,207
==============================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS--0.83%

Caterpillar Inc.                                     239,572        10,555,542
==============================================================================

CONSUMER FINANCE--2.61%

Capital One Financial Corp.                        1,080,746        33,178,902
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--3.79%

Automatic Data Processing, Inc.                      834,727        31,093,581
------------------------------------------------------------------------------
Western Union Co.                                    975,882        17,058,417
==============================================================================
                                                                    48,151,998
==============================================================================

DEPARTMENT STORES--0.74%

Nordstrom, Inc.                                      356,712         9,431,465
==============================================================================

DISTRIBUTORS--0.09%

Genuine Parts Co.                                     33,543         1,188,093
==============================================================================

DIVERSIFIED BANKS--0.47%

U.S. Bancorp                                         295,899         6,039,299
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--3.17%

E. I. du Pont de Nemours and Co.                     635,011   $    19,640,890
------------------------------------------------------------------------------
PPG Industries, Inc.                                 376,639        20,715,145
==============================================================================
                                                                    40,356,035
==============================================================================

DRUG RETAIL--1.81%

Walgreen Co.                                         741,328        23,018,234
==============================================================================

ELECTRIC UTILITIES--4.77%

American Electric Power Co., Inc.                    838,658        25,964,852
------------------------------------------------------------------------------
Entergy Corp.                                        179,800        14,443,334
------------------------------------------------------------------------------
Exelon Corp.                                         199,451        10,144,078
------------------------------------------------------------------------------
PPL Corp.                                            297,389        10,048,774
==============================================================================
                                                                    60,601,038
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.79%

Emerson Electric Co.                                 627,045        22,811,897
==============================================================================

FOOD DISTRIBUTORS--1.40%

Sysco Corp.                                          750,133        17,823,160
==============================================================================

FOREST PRODUCTS--0.67%

Weyerhaeuser Co.                                     244,287         8,559,816
==============================================================================

GENERAL MERCHANDISE STORES--1.35%

Target Corp.                                         394,000        17,186,280
==============================================================================

HEALTH CARE EQUIPMENT--2.39%

Baxter International Inc.                             11,227           632,866
------------------------------------------------------------------------------
Medtronic, Inc.                                      338,451        11,987,935
------------------------------------------------------------------------------
Stryker Corp.                                        455,881        17,724,653
==============================================================================
                                                                    30,345,454
==============================================================================

HOME IMPROVEMENT RETAIL--0.67%

Home Depot, Inc. (The)                               328,289         8,515,817
==============================================================================

HOTELS, RESORTS & CRUISE LINES--1.71%

Marriott International, Inc. -Class A              1,007,305        21,697,356
==============================================================================

HOUSEHOLD APPLIANCES--1.25%

Snap-on Inc.                                         445,717        15,880,897
==============================================================================

HOUSEHOLD PRODUCTS--3.07%

Kimberly-Clark Corp.                                 667,454        39,012,686
==============================================================================

HYPERMARKETS & SUPER CENTERS--0.42%

Wal-Mart Stores, Inc.                                107,542         5,364,195
==============================================================================

INDUSTRIAL MACHINERY--5.85%

Eaton Corp.                                          328,207        17,040,507
------------------------------------------------------------------------------
Illinois Tool Works Inc.                             652,496        26,458,713
------------------------------------------------------------------------------
Pentair, Inc.                                      1,129,900        30,868,868
==============================================================================
                                                                    74,368,088
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DIVERSIFIED DIVIDEND FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INSURANCE BROKERS--2.28%

Marsh & McLennan Cos., Inc.                        1,418,844   $    28,972,794
==============================================================================

INTEGRATED OIL & GAS--3.02%

Eni S.p.A. (Italy)                                   333,901         7,804,871
------------------------------------------------------------------------------
Exxon Mobil Corp.                                     61,012         4,294,635
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           179,188        12,783,272
------------------------------------------------------------------------------
Total S.A. (France)                                  243,404        13,550,377
==============================================================================
                                                                    38,433,155
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--0.52%

AT&T Inc.                                            253,341         6,645,134
==============================================================================

LIFE & HEALTH INSURANCE--1.74%

Lincoln National Corp.                               345,827         7,328,074
------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                       429,408        14,780,224
==============================================================================
                                                                    22,108,298
==============================================================================

MOVIES & ENTERTAINMENT--1.35%

Time Warner Inc.                                     643,801        17,163,735
==============================================================================

MULTI-UTILITIES--2.65%

Dominion Resources, Inc.                             791,680        26,758,784
------------------------------------------------------------------------------
Wisconsin Energy Corp.                               160,580         6,900,123
==============================================================================
                                                                    33,658,907
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.06%

Baker Hughes Inc.                                    333,575        13,509,788
==============================================================================

PACKAGED FOODS & MEATS--3.84%

General Mills, Inc.                                  363,518        21,414,845
------------------------------------------------------------------------------
Kraft Foods Inc. -Class A                            946,729        26,830,300
------------------------------------------------------------------------------
Sara Lee Corp.                                        55,398           589,435
==============================================================================
                                                                    48,834,580
==============================================================================

PHARMACEUTICALS--7.50%

Abbott Laboratories                                   13,689           615,868
------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             809,226        17,592,573
------------------------------------------------------------------------------
Eli Lilly and Co.                                    510,057        17,795,889
------------------------------------------------------------------------------
Johnson & Johnson                                    447,401        27,242,247
------------------------------------------------------------------------------
Novartis AG (Switzerland)                            551,429        25,179,875
------------------------------------------------------------------------------
Pfizer Inc.                                          438,790         6,989,925
==============================================================================
                                                                    95,416,377
==============================================================================

REGIONAL BANKS--4.73%

Fifth Third Bancorp                                3,202,020        30,419,190
------------------------------------------------------------------------------
SunTrust Banks, Inc.                               1,526,400        29,764,800
==============================================================================
                                                                    60,183,990
==============================================================================

RESTAURANTS--1.33%

Brinker International, Inc.                        1,013,520        16,864,973
==============================================================================

SEMICONDUCTORS--2.56%

Linear Technology Corp.                              369,207         9,920,592
------------------------------------------------------------------------------
Texas Instruments Inc.                               940,475        22,618,424
==============================================================================
                                                                    32,539,016
==============================================================================

SOFT DRINKS--0.62%

Coca-Cola Co. (The)                                  159,023         7,925,706
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES--0.71%

H&R Block, Inc.                                      539,347   $     9,001,701
==============================================================================

SPECIALTY CHEMICALS--1.15%

Ecolab Inc.                                          352,377        14,627,169
==============================================================================

SYSTEMS SOFTWARE--1.45%

Microsoft Corp.                                      781,821        18,388,430
==============================================================================

THRIFTS & MORTGAGE FINANCE--1.10%

Hudson City Bancorp, Inc.                            992,791        13,958,641
==============================================================================

TOBACCO--2.85%

Altria Group, Inc.                                   809,899        14,197,530
------------------------------------------------------------------------------
Philip Morris International Inc.                     473,129        22,047,811
==============================================================================
                                                                    36,245,341
==============================================================================
    Total Common Stocks
      (Cost $1,283,271,759)                                      1,208,399,824
==============================================================================

MONEY MARKET FUNDS--4.96%

Liquid Assets Portfolio-Institutional
  Class (b)                                       31,522,326        31,522,326
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (b)         31,522,326        31,522,326
==============================================================================
    Total Money Market Funds
      (Cost $63,044,652)                                            63,044,652
==============================================================================
TOTAL INVESTMENTS--99.99%
  (Cost $1,346,316,411)                                          1,271,444,476
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.01%                                   113,541
==============================================================================
NET ASSETS--100.00%                                            $ 1,271,558,017
______________________________________________________________________________
==============================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DIVERSIFIED DIVIDEND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM DIVERSIFIED DIVIDEND FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

AIM DIVERSIFIED DIVIDEND FUND
     value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                       LEVEL 1         LEVEL 2    LEVEL 3        TOTAL
--------------------------------------------------------------------------
Equity Securities   $1,263,639,605   $7,804,871     $--     $1,271,444,476
__________________________________________________________________________
==========================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $219,253,425 and $245,991,749, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    118,284,073
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (193,419,255)
=========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $    (75,135,182)
_________________________________________________________________________________________
=========================================================================================
Cost of investments for tax purposes is $1,346,579,658.

                         AIM LARGE CAP BASIC VALUE FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              LCBV-QTR-1 07/09          Invesco Aim Advisors, Inc.

AIM LARGE CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--96.89%

ADVERTISING--5.11%

Interpublic Group of Cos., Inc. (The) (b)            561,300   $     2,924,373
-------------------------------------------------------------------------------
Omnicom Group Inc.                                   148,197         5,038,698
==============================================================================
                                                                     7,963,071
==============================================================================

AEROSPACE & DEFENSE--0.53%

Honeywell International Inc.                          23,923           830,128
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.47%

State Street Corp.                                    76,379         3,841,864
==============================================================================

BREWERS--2.13%

Molson Coors Brewing Co. -Class B                     73,581         3,326,597
==============================================================================

CASINOS & GAMING--1.24%

International Game Technology                         97,825         1,932,044
==============================================================================

COMMUNICATIONS EQUIPMENT--2.27%

Nokia Corp. -ADR (Finland)                           264,972         3,534,726
==============================================================================

COMPUTER HARDWARE--3.33%

Dell Inc. (b)                                        387,566         5,185,633
==============================================================================

CONSTRUCTION MATERIALS--1.68%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)                278,846         2,618,364
==============================================================================

CONSUMER FINANCE--4.97%

American Express Co.                                 175,018         4,958,260
------------------------------------------------------------------------------
SLM Corp. (b)                                        313,282         2,785,077
==============================================================================
                                                                     7,743,337
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.50%

Western Union Co.                                    134,133         2,344,645
==============================================================================

DEPARTMENT STORES--2.12%

Kohl's Corp. (b)                                      31,843         1,545,977
------------------------------------------------------------------------------
Nordstrom, Inc.                                       66,229         1,751,095
==============================================================================
                                                                     3,297,072
==============================================================================

DIVERSIFIED CAPITAL MARKETS--1.67%

UBS AG (Switzerland)(b)                              176,738         2,605,118
==============================================================================

EDUCATION SERVICES--0.50%

Apollo Group, Inc. -Class A (b)                       11,340           782,914
==============================================================================

ELECTRONIC MANUFACTURING SERVICES--2.71%

Tyco Electronics Ltd. (Switzerland)                  197,049         4,230,642
==============================================================================

GENERAL MERCHANDISE STORES--2.86%

Target Corp.                                         102,055         4,451,639
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--1.59%

Baxter International Inc.                             43,879   $     2,473,459
==============================================================================

HOME IMPROVEMENT RETAIL--2.32%

Home Depot, Inc. (The)                               139,505         3,618,760
==============================================================================

HOTELS, RESORTS & CRUISE LINES--1.02%

Marriott International, Inc. -Class A                 73,732         1,588,189
==============================================================================

HOUSEHOLD APPLIANCES--1.43%

Whirlpool Corp.                                       39,040         2,228,794
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--3.80%

Robert Half International, Inc.                      238,562         5,913,952
==============================================================================

INDUSTRIAL CONGLOMERATES--2.12%

Tyco International Ltd.                              109,129         3,297,878
==============================================================================

INDUSTRIAL MACHINERY--5.34%

Illinois Tool Works Inc.                             110,373         4,475,625
------------------------------------------------------------------------------
Ingersoll-Rand PLC (Ireland)                         133,388         3,852,246
==============================================================================
                                                                     8,327,871
==============================================================================

INVESTMENT BANKING & BROKERAGE--2.52%

Morgan Stanley                                       137,650         3,923,025
==============================================================================

MANAGED HEALTH CARE--6.97%

Aetna Inc.                                           153,257         4,133,341
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              239,614         6,723,569
==============================================================================
                                                                    10,856,910
==============================================================================

MOVIES & ENTERTAINMENT--1.07%

Walt Disney Co. (The)                                 66,524         1,671,083
==============================================================================

OIL & GAS DRILLING--0.68%

Transocean Ltd. (b)                                   13,371         1,065,535
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--3.30%

Halliburton Co.                                      107,702         2,379,137
------------------------------------------------------------------------------
Schlumberger Ltd.                                     51,632         2,762,312
==============================================================================
                                                                     5,141,449
==============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--6.56%

Bank of America Corp.                                318,286         4,707,450
------------------------------------------------------------------------------
Citigroup Inc.                                       279,702           886,655
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 119,957         4,636,338
==============================================================================
                                                                    10,230,443
==============================================================================

PACKAGED FOODS & MEATS--1.16%

Unilever N.V. (Netherlands)                           66,243         1,809,903
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LARGE CAP BASIC VALUE FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS--0.96%

Sanofi-Aventis S.A. (France)                          22,847   $     1,496,588
==============================================================================

PROPERTY & CASUALTY INSURANCE--3.48%

XL Capital Ltd. -Class A                             385,066         5,421,729
==============================================================================

REGIONAL BANKS--1.90%

Fifth Third Bancorp                                  312,185         2,965,758
==============================================================================

SEMICONDUCTOR EQUIPMENT--8.73%

ASML Holding N.V. (Netherlands)                      332,838         8,681,972
------------------------------------------------------------------------------
KLA-Tencor Corp.                                     154,449         4,923,834
==============================================================================
                                                                    13,605,806
==============================================================================

SPECIALIZED FINANCE--2.98%

Moody's Corp.                                        195,765         4,647,461
==============================================================================

SYSTEMS SOFTWARE--3.87%

CA, Inc.                                             108,833         2,300,730
------------------------------------------------------------------------------
Microsoft Corp.                                      158,333         3,723,992
==============================================================================
                                                                     6,024,722
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $163,193,864)                                          150,997,109
==============================================================================

MONEY MARKET FUNDS--3.28%

Liquid Assets Portfolio-Institutional
  Class (c)                                        2,553,916         2,553,916
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (c)          2,553,916         2,553,916
==============================================================================
    Total Money Market Funds
      (Cost $5,107,832)                                              5,107,832
======================== =====================================================
TOTAL INVESTMENTS--100.17%
  (Cost $168,301,696)                                              156,104,941
==============================================================================
OTHER ASSETS LESS LIABILITIES--(0.17)%                                (264,679)
==============================================================================
NET ASSETS--100.00%                                            $   155,840,262
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LARGE CAP BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM LARGE CAP BASIC VALUE FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM LARGE CAP BASIC VALUE FUND
     recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                       LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------------------------------------------------
Equity Securities   $156,104,941     $--       $--     $156,104,941
___________________________________________________________________
===================================================================

AIM LARGE CAP BASIC VALUE FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $15,635,994 and $49,774,005 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    21,833,436
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (38,572,872)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (16,739,436)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $172,844,377.

                            AIM LARGE CAP GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            LCG-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--99.36%

AEROSPACE & DEFENSE--4.89%

Goodrich Corp.                                       250,930   $    12,887,765
------------------------------------------------------------------------------
Lockheed Martin Corp.                                451,674        33,767,148
------------------------------------------------------------------------------
United Technologies Corp.                            227,097        12,369,974
==============================================================================
                                                                    59,024,887
==============================================================================

APPAREL RETAIL--3.46%

Gap, Inc. (The)                                      684,814        11,176,164
------------------------------------------------------------------------------
Limited Brands, Inc.                                 943,887        12,213,898
------------------------------------------------------------------------------
Ross Stores, Inc.                                    418,184        18,437,733
==============================================================================
                                                                    41,827,795
==============================================================================

APPLICATION SOFTWARE--1.80%

Adobe Systems Inc. (b)                               669,571        21,707,492
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.04%

BlackRock, Inc.                                       66,245        12,622,322
==============================================================================

AUTOMOTIVE RETAIL--2.17%

AutoZone, Inc. (b)                                   170,659        26,208,103
==============================================================================

BIOTECHNOLOGY--6.20%

Amgen Inc. (b)                                       845,250        52,667,528
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                            453,680        22,198,562
==============================================================================
                                                                    74,866,090
==============================================================================

COMMUNICATIONS EQUIPMENT--1.90%

Cisco Systems, Inc. (b)                            1,044,495        22,989,335
==============================================================================

COMPUTER HARDWARE--11.14%

Apple Inc. (b)                                       231,544        37,831,974
------------------------------------------------------------------------------
Hewlett-Packard Co.                                1,505,649        65,194,602
------------------------------------------------------------------------------
International Business Machines Corp.                267,861        31,588,848
==============================================================================
                                                                   134,615,424
==============================================================================

COMPUTER STORAGE & PERIPHERALS--2.82%

EMC Corp. (b)                                      1,241,518        18,697,261
------------------------------------------------------------------------------
Western Digital Corp. (b)                            509,986        15,427,076
==============================================================================
                                                                    34,124,337
==============================================================================

CONSTRUCTION & ENGINEERING--3.49%

Fluor Corp.                                          456,964        24,127,699
------------------------------------------------------------------------------
URS Corp. (b)                                        355,430        17,984,758
==============================================================================
                                                                    42,112,457
==============================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS--0.76%

Joy Global Inc.                                      248,117         9,224,990
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES--1.06%

MasterCard, Inc. -Class A                             65,767        12,760,771
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DEPARTMENT STORES--2.52%

J.C. Penney Co., Inc.                                621,057   $    18,724,869
------------------------------------------------------------------------------
Kohl's Corp. (b)                                     242,473        11,772,064
==============================================================================
                                                                    30,496,933
==============================================================================

DIVERSIFIED METALS & MINING--3.18%

BHP Billiton Ltd. -ADR (Australia)(c)                610,001        38,405,663
==============================================================================

EDUCATION SERVICES--2.01%

Apollo Group, Inc. -Class A (b)                      350,920        24,227,517
==============================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS--1.74%

Syngenta AG (Switzerland)                             90,575        20,969,489
==============================================================================

GENERAL MERCHANDISE STORES--1.02%

Target Corp.                                         282,115        12,305,856
==============================================================================

HEALTH CARE SERVICES--2.06%

Express Scripts, Inc. (b)                            198,052        13,871,562
------------------------------------------------------------------------------
Quest Diagnostics Inc.                               201,995        11,032,967
==============================================================================
                                                                    24,904,529
==============================================================================

HEAVY ELECTRICAL EQUIPMENT--1.34%

ABB Ltd. (Switzerland)(b)                            883,470        16,137,133
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.84%

Shanda Interactive Entertainment Ltd.
  -ADR (China)(b)(c)                                 205,613        10,194,292
==============================================================================

HOME IMPROVEMENT RETAIL--2.48%

Home Depot, Inc. (The)                               475,335        12,330,190
------------------------------------------------------------------------------
Sherwin-Williams Co. (The)                           304,589        17,590,015
==============================================================================
                                                                    29,920,205
==============================================================================

INTEGRATED OIL & GAS--3.06%

Occidental Petroleum Corp.                           518,001        36,954,191
==============================================================================

INTERNET SOFTWARE & SERVICES--2.82%

Google Inc. -Class A (b)                              41,088        18,204,038
------------------------------------------------------------------------------
NetEase.com Inc. -ADR (China)(b)                     359,807        15,853,097
==============================================================================
                                                                    34,057,135
==============================================================================

INVESTMENT BANKING & BROKERAGE--3.27%

Goldman Sachs Group, Inc. (The)                      167,425        27,340,502
------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                      654,085        12,126,736
==============================================================================
                                                                    39,467,238
==============================================================================

IT CONSULTING & OTHER SERVICES--3.57%

Accenture Ltd. -Class A                            1,230,973        43,170,223
==============================================================================

LIFE & HEALTH INSURANCE--1.17%

Unum Group                                           754,922        14,169,886
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTERGAL PART OF THIS SCHEDULE.

AIM LARGE CAP GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MANAGED HEALTH CARE--2.63%

UnitedHealth Group Inc.                              580,206   $    16,280,581
------------------------------------------------------------------------------
WellPoint Inc. (b)                                   294,677        15,511,797
==============================================================================
                                                                    31,792,378
==============================================================================

OIL & GAS DRILLING--2.04%

Diamond Offshore Drilling, Inc. (c)                  135,049        12,136,853
------------------------------------------------------------------------------
ENSCO International Inc.                             329,421        12,481,762
==============================================================================
                                                                    24,618,615
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.12%

National-Oilwell Varco Inc. (b)                      377,681        13,573,855
==============================================================================

PHARMACEUTICALS--2.09%

Abbott Laboratories                                  202,073         9,091,264
------------------------------------------------------------------------------
Johnson & Johnson                                    265,926        16,192,234
==============================================================================
                                                                    25,283,498
==============================================================================

PROPERTY & CASUALTY INSURANCE--1.10%

Chubb Corp. (The)                                    288,648        13,329,765
==============================================================================

RAILROADS--2.05%

Norfolk Southern Corp.                               264,596        11,443,777
------------------------------------------------------------------------------
Union Pacific Corp.                                  231,521        13,317,088
==============================================================================
                                                                    24,760,865
==============================================================================

RESTAURANTS--1.42%

Darden Restaurants, Inc.                             270,118         8,749,122
------------------------------------------------------------------------------
McDonald's Corp.                                     153,101         8,429,741
==============================================================================
                                                                    17,178,863
==============================================================================

SEMICONDUCTORS--4.96%

Marvell Technology Group Ltd. (b)                  1,083,340        14,451,755
==============================================================================

Taiwan Semiconductor Manufacturing Co.
  Ltd. -ADR (Taiwan)                               1,132,507        11,857,350
------------------------------------------------------------------------------
Texas Instruments Inc.                               498,955        11,999,868
------------------------------------------------------------------------------
Xilinx, Inc.                                         998,104        21,648,876
==============================================================================
                                                                    59,957,849
==============================================================================

SYSTEMS SOFTWARE--9.25%

BMC Software, Inc. (b)                               736,050        25,047,782
------------------------------------------------------------------------------
Microsoft Corp.                                    1,352,601        31,813,176
------------------------------------------------------------------------------
Oracle Corp.                                       1,717,141        38,000,330
------------------------------------------------------------------------------
Symantec Corp. (b)                                 1,132,480        16,907,926
==============================================================================
                                                                   111,769,214
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.89%

America Movil S.A.B de C.V. -Series L
  -ADR (Mexico)                                      249,136        10,715,339
==============================================================================
    Total Common Stocks & Other Equity
      Interests
     (Cost $1,134,489,101)                                       1,200,444,534
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.36%

Liquid Assets Portfolio-Institutional
  Class (d)                                        2,144,118   $     2,144,118
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)          2,144,118         2,144,118
==============================================================================
    Total Money Market Funds
      (Cost $4,288,236)                                              4,288,236
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)--99.72%
  (Cost $1,138,777,337)                                          1,204,732,770
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--3.03%

Liquid Assets Portfolio -Institutional
  Class (Cost $36,667,105)(d)(e)                  36,667,105        36,667,105
==============================================================================
TOTAL INVESTMENTS--102.75%
  (Cost $1,175,444,442)                                          1,241,399,875
==============================================================================
OTHER ASSETS LESS LIABILITIES--(2.75)%                             (33,240,531)
==============================================================================
NET ASSETS--100.00%                                            $ 1,208,159,344
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at July 31, 2009.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTERGAL PART OF THIS SCHEDULE.

AIM LARGE CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM LARGE CAP GROWTH FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM LARGE CAP GROWTH FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
---------------------------------------------------------------------------
Equity Securities   $1,220,430,386   $20,969,489     $--     $1,241,399,875
___________________________________________________________________________
===========================================================================

AIM LARGE CAP GROWTH FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $497,484,996 and $558,117,787, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   134,398,574
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (80,987,868)
========================================================================================
Net unrealized appreciation of investment securities                     $    53,410,706
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,187,989,169.

                                 AIM SUMMIT FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             SUM-QTR-1 07/09           Invesco Aim Advisors, Inc.

AIM SUMMIT FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--
  91.97%

AEROSPACE & DEFENSE--6.67%

General Dynamics Corp.                                61,056   $     3,381,892
------------------------------------------------------------------------------
Goodrich Corp.                                       133,597         6,861,542
------------------------------------------------------------------------------
Honeywell International Inc.                         358,014        12,423,086
------------------------------------------------------------------------------
Lockheed Martin Corp.                                311,148        23,261,424
------------------------------------------------------------------------------
Raytheon Co.                                         554,421        26,030,066
------------------------------------------------------------------------------
Rockwell Collins, Inc.                               206,701         8,722,782
------------------------------------------------------------------------------
United Technologies Corp.                            466,760        25,424,417
==============================================================================
                                                                   106,105,209
==============================================================================

AIR FREIGHT & LOGISTICS--0.48%

Expeditors International of Washington,
  Inc.                                               226,823         7,696,104
==============================================================================

APPAREL RETAIL--1.00%

Gap, Inc. (The)                                      973,760        15,891,763
==============================================================================

APPLICATION SOFTWARE--1.85%

Adobe Systems Inc. (b)                               759,520        24,623,638
------------------------------------------------------------------------------
Intuit Inc. (b)                                      164,274         4,878,938
==============================================================================
                                                                    29,502,576
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.38%

T. Rowe Price Group Inc.                             129,404         6,044,461
==============================================================================

AUTO PARTS & EQUIPMENT--0.36%

Johnson Controls, Inc.                               224,468         5,809,232
==============================================================================

BIOTECHNOLOGY--1.67%

Biogen Idec Inc. (b)                                 101,871         4,843,966
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                            443,660        21,708,284
==============================================================================
                                                                    26,552,250
==============================================================================

COMMUNICATIONS EQUIPMENT--5.20%

Cisco Systems, Inc. (b)                              782,110        17,214,241
------------------------------------------------------------------------------
QUALCOMM Inc.                                        711,489        32,877,907
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                  428,545        32,569,420
==============================================================================
                                                                    82,661,568
==============================================================================

COMPUTER & ELECTRONICS RETAIL--0.31%

Best Buy Co., Inc.                                   131,407         4,910,680
==============================================================================

COMPUTER HARDWARE--3.65%

Apple Inc. (b)                                       147,588        24,114,403
------------------------------------------------------------------------------
Hewlett-Packard Co.                                  199,435         8,635,535
------------------------------------------------------------------------------
International Business Machines Corp.                214,263        25,268,036
==============================================================================
                                                                    58,017,974
==============================================================================

COMPUTER STORAGE & PERIPHERALS--0.25%

QLogic Corp. (b)                                     228,379         2,980,346
------------------------------------------------------------------------------
Synaptics Inc. (b)(c)                                 44,509         1,066,881
==============================================================================
                                                                     4,047,227
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.54%

Fluor Corp.                                          162,054   $     8,556,451
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--
  2.45%

MasterCard, Inc. -Class A                            162,585        31,546,368
------------------------------------------------------------------------------
Visa Inc. -Class A                                   112,474         7,362,548
==============================================================================
                                                                    38,908,916
==============================================================================

DEPARTMENT STORES--1.61%

J.C. Penney Co., Inc.                                191,629         5,777,614
------------------------------------------------------------------------------
Kohl's Corp. (b)                                     407,992        19,808,012
==============================================================================
                                                                    25,585,626
==============================================================================

DIVERSIFIED METALS & MINING--0.80%

BHP Billiton Ltd. (Australia)                        211,543         6,667,694
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.                  100,320         6,049,296
==============================================================================
                                                                    12,716,990
==============================================================================

EDUCATION SERVICES--1.36%

Apollo Group, Inc. -Class A (b)                      313,197        21,623,121
==============================================================================

ELECTRONIC COMPONENTS--1.25%

Amphenol Corp. -Class A                              228,043         7,605,234
------------------------------------------------------------------------------
Corning Inc.                                         718,671        12,217,407
==============================================================================
                                                                    19,822,641
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.04%

Waste Management, Inc.                               589,189        16,562,103
==============================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS--0.95%

Monsanto Co.                                         142,633        11,981,172
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)            34,391         3,198,707
==============================================================================
                                                                    15,179,879
==============================================================================

FOOD RETAIL--1.79%

Kroger Co. (The)                                   1,330,853        28,453,637
==============================================================================

FOOTWEAR--0.52%

NIKE, Inc. -Class B                                  145,879         8,262,587
==============================================================================

GAS UTILITIES--0.35%

EQT Corp.                                            146,484         5,622,056
==============================================================================

HEALTH CARE EQUIPMENT--6.77%

Baxter International Inc.                            724,064        40,815,488
------------------------------------------------------------------------------
Becton, Dickinson and Co.                            473,556        30,852,173
------------------------------------------------------------------------------
Medtronic, Inc.                                      703,275        24,910,001
------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                           148,213         5,589,112
------------------------------------------------------------------------------
Varian Medical Systems, Inc. (b)                     157,964         5,571,390
==============================================================================
                                                                   107,738,164
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SUMMIT FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE SERVICES--0.86%

Express Scripts, Inc. (b)                            118,271   $     8,283,701
------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)              80,706         5,422,636
==============================================================================
                                                                    13,706,337
==============================================================================

HOME IMPROVEMENT RETAIL--2.46%

Home Depot, Inc. (The)                               749,213        19,434,585
------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    875,050        19,653,623
==============================================================================
                                                                    39,088,208
==============================================================================

HOMEFURNISHING RETAIL--0.53%

Bed Bath & Beyond Inc. (b)                           243,614         8,465,586
==============================================================================

HOUSEHOLD PRODUCTS--3.96%

Clorox Co. (The)                                     124,838         7,616,367
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                262,203        18,993,985
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           654,584        36,335,958
==============================================================================
                                                                    62,946,310
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
  SERVICES--0.31%

Robert Half International, Inc.                      198,165         4,912,510
==============================================================================

HYPERMARKETS & SUPER CENTERS--2.01%

Costco Wholesale Corp.                               324,506        16,063,047
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                318,408        15,882,191
==============================================================================
                                                                    31,945,238
==============================================================================

INDUSTRIAL MACHINERY--0.20%

Valmont Industries, Inc.                              43,915         3,153,975
------------------------------------------------------------------------------

INTEGRATED OIL & GAS--1.34%

Exxon Mobil Corp.                                    181,040        12,743,406
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           120,554         8,600,322
==============================================================================
                                                                    21,343,728
==============================================================================

INTERNET RETAIL--0.50%

Priceline.com Inc. (b)                                61,868         8,019,330
==============================================================================

INTERNET SOFTWARE & SERVICES--2.35%

eBay Inc. (b)                                        218,582         4,644,867
------------------------------------------------------------------------------
Google Inc. -Class A (b)                              74,012        32,791,017
==============================================================================
                                                                    37,435,884
==============================================================================

INVESTMENT BANKING & BROKERAGE--0.72%

Charles Schwab Corp. (The)                           640,589        11,447,325
==============================================================================

IT CONSULTING & OTHER SERVICES--2.36%

Accenture Ltd. -Class A                              398,837        13,987,214
------------------------------------------------------------------------------
Amdocs Ltd. (b)                                      197,007         4,712,407
------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.
  -Class A (b)                                       424,523        12,561,636
------------------------------------------------------------------------------
SAIC, Inc. (b)                                       346,014         6,259,393
==============================================================================
                                                                    37,520,650
==============================================================================

LIFE SCIENCES TOOLS & SERVICES--0.27%

Thermo Fisher Scientific, Inc. (b)                    95,381         4,318,852
==============================================================================

MANAGED HEALTH CARE--0.81%

UnitedHealth Group Inc.                              458,015        12,851,901
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS DRILLING--0.39%

Transocean Ltd. (b)                                   77,841   $     6,203,149
==============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.52%

Baker Hughes Inc.                                    143,453         5,809,846
------------------------------------------------------------------------------
Cameron International Corp. (b)                      253,682         7,922,489
------------------------------------------------------------------------------
Schlumberger Ltd.                                     99,118         5,302,813
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                   273,189         5,125,026
==============================================================================
                                                                    24,160,174
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.62%

Apache Corp.                                          90,091         7,563,139
------------------------------------------------------------------------------
Devon Energy Corp.                                   212,430        12,340,059
------------------------------------------------------------------------------
XTO Energy, Inc.                                     144,507         5,813,517
==============================================================================
                                                                    25,716,715
==============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--0.52%

JPMorgan Chase & Co.                                 212,190         8,201,144
==============================================================================

PACKAGED FOODS & MEATS--2.19%

General Mills, Inc.                                  194,426        11,453,636
------------------------------------------------------------------------------
Kellogg Co.                                          494,015        23,465,712
==============================================================================
                                                                    34,919,348
==============================================================================

PHARMACEUTICALS--5.27%

Abbott Laboratories                                  654,095        29,427,734
------------------------------------------------------------------------------
Johnson & Johnson                                    817,524        49,779,036
------------------------------------------------------------------------------
Shire PLC (United Kingdom)                           308,158         4,595,363
==============================================================================
                                                                    83,802,133
==============================================================================

PROPERTY & CASUALTY INSURANCE--2.04%

ACE Ltd. (Switzerland)                               219,010        10,744,631
------------------------------------------------------------------------------
Chubb Corp. (The)                                    470,878        21,745,146
==============================================================================
                                                                    32,489,777
==============================================================================

PUBLISHING--0.21%

Morningstar, Inc. (b)                                 76,378         3,382,782
==============================================================================

RAILROADS--0.72%

Norfolk Southern Corp.                               129,568         5,603,816
------------------------------------------------------------------------------
Union Pacific Corp.                                  100,493         5,780,357
==============================================================================
                                                                    11,384,173
==============================================================================

RESTAURANTS--1.37%

McDonald's Corp.                                     290,034        15,969,272
------------------------------------------------------------------------------
Yum! Brands, Inc.                                    162,531         5,763,349
==============================================================================
                                                                    21,732,621
==============================================================================

SEMICONDUCTOR EQUIPMENT--0.38%

ASML Holding N.V. (Netherlands)                      232,302         6,059,523
==============================================================================

SEMICONDUCTORS--3.89%

Altera Corp.                                         674,057        12,598,125
------------------------------------------------------------------------------
Intel Corp.                                          850,450        16,371,163
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd. -ADR (Taiwan)                               1,183,682        12,393,152
------------------------------------------------------------------------------
Texas Instruments Inc.                               353,764         8,508,024
------------------------------------------------------------------------------
Xilinx, Inc.                                         557,592        12,094,170
==============================================================================
                                                                    61,964,634
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SUMMIT FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS--4.32%

Coca-Cola Co. (The)                                  766,085   $    38,181,676
------------------------------------------------------------------------------
PepsiCo, Inc.                                        539,165        30,597,614
==============================================================================
                                                                    68,779,290
==============================================================================

SPECIALIZED FINANCE--1.28%

CME Group Inc.                                        36,437        10,159,729
------------------------------------------------------------------------------
IntercontinentalExchange Inc. (b)                    108,137        10,171,366
==============================================================================
                                                                    20,331,095
==============================================================================

SYSTEMS SOFTWARE--3.47%

Check Point Software Technologies Ltd.
  (Israel)(b)                                        485,473        12,957,274
------------------------------------------------------------------------------
McAfee Inc. (b)                                      155,082         6,913,556
------------------------------------------------------------------------------
Microsoft Corp.                                    1,504,183        35,378,384
==============================================================================
                                                                    55,249,214
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--0.36%

W.W. Grainger, Inc.                                   64,510         5,800,094
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES--2.49%

KDDI Corp. (Japan)                                     7,483        39,566,988
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $1,375,193,865)                                      1,463,169,903
==============================================================================

MONEY MARKET FUNDS--6.65%

Liquid Assets Portfolio-Institutional
  Class (d)                                       52,928,246        52,928,246
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)         52,928,246        52,928,246
==============================================================================
    Total Money Market Funds
      (Cost $105,856,492)                                          105,856,492
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)--98.62%
  (Cost $1,481,050,357)                                          1,569,026,395
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--0.16%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $2,599,575)(d)(e)                          2,599,575         2,599,575
==============================================================================
TOTAL INVESTMENTS--98.78%
   (Cost $1,483,649,932)                                         1,571,625,970
==============================================================================
OTHER ASSETS LESS LIABILITIES--1.22%                                19,328,540
==============================================================================
NET ASSETS--100.00%                                            $ 1,590,954,510
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at July 31, 2009.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SUMMIT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM SUMMIT FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM SUMMIT FUND

F. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 - Prices are determined using quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs.
                    In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                       LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
---------------------------------------------------------------------------
Equity Securities   $1,525,391,288   $46,234,682     $--     $1,571,625,970
___________________________________________________________________________
===========================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2009 was $901,674,723 and $942,266,717, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   137,028,121
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (49,516,409)
========================================================================================
Net unrealized appreciation of investment securities                     $    87,511,712
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,484,114,258.

Item 2. Controls and Procedures.

     (a) As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: September 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.